SEGMENT REPORTING - Schedule of Segment Non-current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Assets	$ 130,533	$ 61,643
Liabilities	118,767	52,794
Equity and other	11,766	8,849
Operating Segments | Annuity
Segment Reporting Information [Line Items]
Assets	104,419	34,784
Liabilities	96,813	32,188
Equity and other	7,606	2,596
Operating Segments | Life
Segment Reporting Information [Line Items]
Assets	8,725	9,101
Liabilities	6,564	6,078
Equity and other	2,161	3,023
Operating Segments | P&C
Segment Reporting Information [Line Items]
Assets	13,478	13,431
Liabilities	10,027	10,443
Equity and other	3,451	2,988
Corporate & Other
Segment Reporting Information [Line Items]
Assets	3,911	4,327
Liabilities	5,363	4,085
Equity and other	$ (1,452)	$ 242